Loan to a third party (Tables)	6 Months Ended
Mar. 31, 2026
Loan to a third party
Schedule of loan to a third party
	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Loan to a third party	$4,621,949	$4,749,572
Less: allowance for credit losses	-	-
Loan to a third party, net	$4,621,949	$4,749,572